Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 39,946,538	$ 40,797,186
Collectively Evaluated For Impairment	366,314,175	401,566,203
Total	406,260,713	442,363,389
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	4,500,902	3,544,061
Collectively Evaluated For Impairment	86,176,723	94,263,856
Total	90,677,625	97,807,917
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	322,588	1,849,046
Collectively Evaluated For Impairment	56,272,505	56,835,954
Total	56,595,093	58,685,000
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	7,853	172,362
Collectively Evaluated For Impairment	8,056,048	9,380,213
Total	8,063,901	9,552,575
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	35,115,195	35,231,717
Collectively Evaluated For Impairment	215,808,899	241,086,180
Total	$ 250,924,094	$ 276,317,897